Drexel Hamilton Multi-Asset Real Return Fund
SUMMARY OF DREXEL HAMILTON MULTI-ASSET REAL RETURN FUND
INVESTMENT OBJECTIVE
The Drexel Hamilton Multi-Asset Real Return Fund (the “Fund”) seeks real return.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Drexel Hamilton Multi-Asset Real Return Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Drexel Hamilton Multi-Asset Real Return Fund		Investor Class	Institutional Class
Management Fees		0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	1.01%	1.01%
Acquired Fund Fees and Expenses	[2]	0.56%	0.56%
Total Annual Fund Operating Expenses (before fee waiver and/or expense reimbursements)		2.37%	2.12%
Fee Waiver and/or Expense Reimbursement	[3]	(0.56%)	(0.56%)
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)	[3]	1.81%	1.56%
[1]	Other Expenses are estimated amounts for the current fiscal year of the Fund. The Fund commenced operations on October 9, 2012.
[2]	"Acquired Fund Fees and Expenses" are fees and expenses based on estimated amounts for the current fiscal year.
[3]	The investment adviser to the Fund, Drexel Hamilton Investment Partners, LLC (the "Adviser"), has contractually agreed, pursuant to a written expense limitation agreement (the "Expense Limitation Agreement"), to reduce its advisory fees and/or reimburse other expenses of the Fund until January 31, 2014 to the extent necessary to limit the current operating expenses of each class of shares of the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and acquired fund fees and expenses, except that, if an acquired fund is an underlying fund managed by the Adviser and such acquired fund is not subject to an effective expense limitation or fee waiver agreement at any time during the term of the Expense Limitation Agreement, then, for that time, the operating expenses of each class of shares of the Fund shall not exclude the amount of advisory fees included in such acquired fund's fees and expenses to which the Fund would otherwise be subject), to 1.25% for Investor Class shares of the Fund and 1.00% for Institutional Class shares of the Fund. The Expense Limitation Agreement may be terminated at any time, and without payment of any penalty, by the Board of Trustees (the "Board" or the "Trustees") of Drexel Hamilton Mutual Funds (the "Trust"), on behalf of the Fund, upon 60 days' written notice to the Adviser. The Adviser may receive reimbursement of any amount waived pursuant to the Expense Limitation Agreement, provided that the reimbursement does not cause the Fund to exceed the then-existing expense limitation for that class at the time such reimbursement is to be paid by the Fund.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Expense Limitation Agreement will remain in effect only through January 31, 2014, so the Fund’s expenses thereafter will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Drexel Hamilton Multi-Asset Real Return Fund (USD $)	1 Year	3 Years
Investor Class	184	686
Institutional Class	159	610

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells certain securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, if any, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES Principal Investment Strategies of the Fund
The Fund seeks real return, which is total return that exceeds U.S. inflation over a full inflation cycle, which is typically 5 years. The Fund seeks to achieve its investment objective by using a flexible allocation strategy that is diversified across various asset classes, including U.S. and foreign (non-U.S.) equity securities (such as common stocks, preferred stocks and shares of registered open-end companies), fixed-income securities (such as bonds, notes and other obligations issued by corporations and the U.S. government, including Treasury Inflation-Protected Securities (“TIPS”), which are debt securities issued by the U.S. Treasury whose values are periodically adjusted to reflect a measure of inflation), exchange-traded notes (“ETNs”) and exchange-traded funds (“ETFs”) whose returns are linked to commodity indices and cash and cash equivalents. In any period shorter than a full inflation cycle, the returns of the Fund may be volatile relative to the Consumer Price Index or may lag behind inflation.

The Fund is structured as a limited “fund of funds,” meaning that it seeks to achieve its investment objective by investing directly in securities and in other registered open-end investment companies, primarily those managed by the Adviser (the “Underlying Funds”). The Fund also invests a portion of its assets in commodity-linked ETNs and ETFs and TIPS.

Under normal market conditions, the Adviser intends to allocate the Fund’s investments among Underlying Funds, equity securities, TIPS, ETNs and ETFs that have returns linked to commodity indices, and cash and cash equivalents. The Adviser invests in Underlying Funds based on each Underlying Fund’s principal asset class. The Underlying Funds, in turn, invest directly in a variety of U.S. and foreign equity securities (including common stock, and preferred stock). In selecting Underlying Funds that provide exposure to equities, or in considering the allocation of Fund assets among the Underlying Funds, the Adviser considers the Underlying Funds’ foreign and domestic investments, market capitalization ranges and investment styles. The Adviser monitors the Fund’s allocations among the Underlying Funds and may modify weightings based on its view of current market, inflation and economic conditions and the Adviser’s overall investment approach. Generally, the Fund will not invest more than 25% of its assets in a single Underlying Fund.

The Adviser may invest Fund assets in ETNs or ETFs linked to commodity indices to provide the Fund with exposure to the commodities markets without investing directly in physical commodities and to hedge the Fund’s portfolio against inflation.

In response to adverse market, economic or political conditions, or when the Adviser believes that market or economic conditions are unfavorable, the Fund may invest up to 100% of the Fund’s assets temporarily in cash, cash equivalents or other high quality short-term investments. Such investments generally may include short-term U.S. government securities, high-grade commercial paper, bank obligations, repurchase agreements, money market fund shares and other money market instruments. The Adviser may also invest Fund assets in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment objective.

Principal Investment Strategies of the Underlying Funds

Currently, the Underlying Funds are Drexel Hamilton Centre American Equity Fund and Drexel Hamilton Centre Global Equity Fund.
  Drexel Hamilton Centre American Equity Fund. Drexel Hamilton Centre American Equity Fund is a diversified fund that normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization U.S. companies (i.e., companies which are incorporated in the U.S. and list their common stock on and principally trade on the New York Stock Exchange (the “NYSE”), the NASDAQ Global Select Market, the NASDAQ Select Market, or the NASDAQ Capital Market). The 80% portion of the fund’s portfolio consists of investments in U.S. companies that are members of the S&P 500 Index or possess similar market capitalization (greater than $3.0 billion) and trading volume attributes. The remaining 20% of the fund’s net assets, plus borrowings for investment purposes, may include small-cap and mid-cap companies with market capitalizations of less than $3.0 billion, preferred stock, ETFs and other securities. The fund’s portfolio may consist of common stocks, preferred stocks, cash and certain derivative products and investment company securities.
  Drexel Hamilton Centre Global Equity Fund. Drexel Hamilton Centre Global Equity Fund is a diversified fund that normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization U.S. companies (i.e., companies that are incorporated in the U.S. and list their common stock on and principally trade on NYSE, the NASDAQ Global Select Market, the NASDAQ Select Market, or the NASDAQ Capital Market and foreign (non-U.S.) companies located throughout the world. Generally, more than 50% of the fund’s net assets, plus borrowings for investment purposes, is invested in non-U.S. companies. The 80% portion of the fund’s portfolio consists of investments in companies that are members of the MSCI All Country World Index or possess similar market capitalization (greater than $3.0 billion) and trading volume attributes. The remaining 20% of the fund’s net assets, plus borrowings for investment purposes, may include small-cap and mid-cap companies with market capitalizations of less than $3.0 billion, preferred stock, ETFs and other securities. The fund’s portfolio may consist of common stocks, preferred stocks, depositary receipts, cash, and certain derivative products and investment company securities. In addition, the fund may invest in REIT securities of a diversified nature (both commercial and residential) if the issuers are members of the MSCI All Country World Index or possess similar market capitalization characteristics (greater than $3.0 billion) and trading volume attributes.
Drexel Hamilton Investment Partners, LLC serves as the investment adviser to each of Drexel Hamilton Centre American Equity Fund and Drexel Hamilton Centre Global Equity Fund. Centre Asset Management, LLC (“Centre” or the “Sub-Adviser”) serves as the investment sub-adviser to each of Drexel Hamilton Centre American Equity Fund and Drexel Hamilton Centre Global Equity Fund.
PRINCIPAL INVESTMENT RISKS
You could lose money by investing in the Fund. The Fund’s shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. There can be no assurance that the Fund will be successful in meeting its investment objective.

Risks Associated with the Fund’s Principal Investment Strategies

Market Risk. The value of securities may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. In a declining stock market, prices for all companies may decline regardless of their long-term prospects, and the Fund’s performance per share will change daily in response to such factors.

Allocation Risk. The ability of the Fund to achieve its investment objective is dependent upon the Adviser’s ability to allocate Fund assets among asset classes and to select investments, including the Underlying Funds, within each asset class. You could lose money on your investment in the Fund as a result of the allocation of Fund assets. The allocation of Fund assets to different asset classes or investment styles within an asset class may have a more significant effect on the Fund’s net asset value (“NAV”) when one of those asset classes or styles is performing more poorly than the others.

Affiliated Fund Risk. The Fund may invest a significant portion of its assets in Underlying Funds, which are managed by the Adviser and a sub-adviser. The Adviser is responsible for selecting the Underlying Funds. Underlying Funds may pay to the Adviser asset-based investment advisory fees that are higher than the investment advisory fee paid by the Fund to the Adviser. As a result, a conflict of interest may exist because the Adviser has an incentive to select a particular Underlying Fund for investment by the Fund.

New Fund Risk. The Fund is a newly organized and has a limited operating history. The Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy or may fail to attract sufficient assets under management to realize economies of scale.

Fixed-Income Risk. Returns of fixed-income securities will fluctuate with changes in interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. Securities with longer maturities or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these interest rate changes. Other factors that may affect a debt security’s market price and yield include investor demand, changes in the financial condition of the issuer or other debt security issuers, and economic conditions inside and outside the U.S.

Interest Rate Risk. When interest rates rise, debt security prices generally fall, and debt security prices generally rise when interest rates fall. In general, securities with longer maturities are more sensitive to such interest rate changes.

Income Risk. Because distributions are based on earnings, distributions to shareholders may decline when prevailing interest rates fall or when an issuer experiences defaults on debt securities it holds.

Credit Risk. An issuer of debt securities may fail to make timely interest payments or repay principal when due. Any change in the financial strength of an issuer or in the security rating of a security may affect the security’s value and therefore the value of the Fund’s shares.

Volatility and Creditworthiness Risk. The recent downgrade of the U.S. credit rating may adversely affect Fund performance. In August 2011, Standard & Poor’s Rating Services (“S&P”) downgraded the U.S. Government’s credit rating from AAA to AA+, and this unprecedented downgrade could lead to subsequent downgrades by S&P or downgrades by other credit rating agencies. These developments, and the government’s credit concerns in general, could cause an increase in interest rates and borrowing costs, which may negatively impact both the perception of credit risk associated with the debt securities issued by the U.S. and the country’s ability to access the debt markets on favorable terms. In addition, a decreased credit rating could create broader financial turmoil and uncertainty, which may negatively affect the value of Fund shares or the Fund’s performance.

Underlying Fund Risk. Because the Fund invests in the Underlying Funds, and the Fund’s performance relates, in part, to the performance of the Underlying Funds, the ability of the Fund to achieve its investment objective is related to ability of the Underlying Funds to meet their investment objectives. In addition, Fund shareholders will bear indirectly the fees and expenses of the Underlying Funds.

Commodity Exposure Risk. Although the Fund will not invest directly in physical commodities, it may still be affected by the risks associated with such investments as a result of its investments in ETNs or ETFs linked to commodity indices. Indirect investments in commodities through such ETNs or ETFs present unique risks. Investing in physical commodities is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including changes in supply and demand relationships (whether actual, perceived, anticipated, unanticipated or unrealized); weather; agriculture; political and economic events and policies inside and outside the U.S.; disease; pestilence; trade; technological developments; and monetary and other governmental policies, action and inaction.

Inflation-Indexed Security Risk. Inflation-indexed securities, such as TIPS, have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase and increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors, such as the Fund, do not receive their principal until maturity.

TIPS-Related Risks. TIPS are issued with a fixed interest rate and a fixed maturity date, but their principal value will change, as the U.S. Treasury raises or lowers such value each month to keep pace with inflation. Consequently, the coupon payments made to investors will also vary. Although generally considered a low-risk investment because they are backed by the U.S. government and have a fixed interest rate, TIPS are long-duration assets, sensitive to changes in interest rates and, in the short term, can experience substantial fluctuations in price. In addition, TIPS could lose value during protracted periods of deflation.

Tax-Related Risks. To qualify for favorable tax treatment as a regulated investment company, certain requirements under the Internal Revenue Code of 1986 (the “Code”), including asset diversification and income requirements, must be met. If the Fund were to fail to qualify as a regulated investment company under the Code, the Fund would be liable for federal, and possibly state, corporate taxes on its taxable income and gains. With respect to an investment in TIPS, adjustments for inflation to the principal amount of an inflation-protected U.S. Treasury bond held by the Fund may be included in the Fund’s gross income for tax purposes, even though the Fund did not receive cash attributable to such gross income. In such a case, the Fund may be required to make annual distributions to shareholders that exceed the cash it otherwise received. To meet such distribution requirements, the Fund may need to sell portfolio investments, which could result in capital gains to the Fund and additional capital gain distributions to Fund shareholders.

Recent Market and Regulatory Events. In response to recent instability in U.S. and foreign economic and credit markets, the U.S. Government, foreign governments and certain domestic and foreign banks have taken steps designed to stabilize credit markets, increase consumer confidence and spur economic growth, including by injecting liquidity into the markets. The effect of these efforts is not yet known. Withdrawal of this support, or other policy changes by governments or central banks, could negatively affect the value and liquidity of certain securities. Adverse financial market conditions have resulted in calls for increased regulation and the need for many financial institutions to seek government assistance. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), was enacted, for example, in the U.S., reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, a reorganization of federal financial regulators; new rules for trading in derivatives; the registration and additional regulation of private fund managers; and new federal requirements for residential mortgage loans. Securities in which the Fund invests, or the issuers of such securities, may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways. The ultimate effect of the Dodd-Frank Act and any related or additional legislation or regulation is still unknown.

Risks Associated with the Underlying Funds’ Principal Investment Strategies

The following risks are risks associated with the Underlying Funds’ principal investment strategies.

Common Stock Risk. The value of common stocks held by an Underlying Fund might decrease in response to the activities of a single company or in response to general market or economic conditions. If this occurs, the value of such Underlying Fund may also decrease.

Market Risk. The value of securities may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. In a declining stock market, prices for all companies may decline regardless of their long-term prospects, and an Underlying Fund’s performance per share will change daily in response to such factors.

Foreign Securities Risk. Investing in foreign securities involves investment risks different from those associated with U.S. securities. Foreign markets may be less liquid, more volatile, and subject to less government supervision than U.S. markets. It may be difficult to enforce contractual obligations, and it may take more time for trades to clear and settle.

Volatility and Creditworthiness Risk. As with the Fund, the recent downgrade of the U.S. credit rating may adversely affect the performance of the Underlying Funds. (See “PRINCIPAL INVESTMENT RISKS — Risks Associated with the Fund’s Principal Investment Strategies – Volatility and Creditworthiness Risk” above.) In addition, the Underlying Funds may be negatively affected by volatility and credit risks associated with the European markets. The current financial crisis in Europe relating to, among other factors, high budget deficits and rising direct and contingent sovereign debt, has created uncertainty about the ability of certain European countries to service their sovereign debt obligations. Despite assistance packages to Greece, Ireland and Portugal, the creation of a joint EU-IMF European Financial Stability Facility in May 2010, and financial assistance programs, there are ongoing risks and concerns about the debt crisis in Europe and its potential effect on economic recovery globally, the financial condition of European financial institutions, and sovereign and non-sovereign debt in these countries. Market and economic disruptions have impacted, and may continue to impact, consumer confidence levels and personal bankruptcy rates, consumer spending, default on consumer debt levels and home prices. There can be no assurance that these market disruptions will not spread beyond Europe or that future assistance packages will be available or sufficient. An Underlying Fund’s performance may be adversely affected if such uncertainty and instability persists.

Emerging Market Risk. Investing in foreign securities in countries with newly organized or less developed securities markets typically involve greater risk. Economic structures in these emerging market countries are generally less diverse and mature than those in developed countries, and their political systems tend to be less stable. Investments in emerging markets countries may be adversely affected by government restrictions on foreign investment, abrupt and severe price declines, potentially smaller securities markets and lower trading volumes, which may cause relative illiquidity and greater volatility than investments in developed countries. An Underlying Fund may have to accept a lower price for, or be unable to sell, a portfolio security at all, which can negatively impact the Underlying Fund’s value or prevent the Underlying Fund from being able to meet cash obligations or take advantage of other investment opportunities.

Sector Risk. Sector risk is the risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments. To the extent that an Underlying Fund invests more heavily in a particular sector, the value of the Underlying Fund’s shares will be more sensitive to risks associated with that sector and its share price may fluctuate more widely than a fund that invested in a broader range of industries. In addition, changes in regulatory policies may have a material effect on the value of securities issued by companies in highly regulated sectors.

Currency Risk. Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or companies receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from an investment in securities denominated in a foreign currency or may widen existing losses.

Tax-Related Risks. As with the Fund, to qualify for favorable tax treatment as a regulated investment company, certain requirements under the Code, including asset diversification and income requirements, must be met. If an Underlying Fund were to fail to qualify as a regulated investment company under the Code, such fund would be liable for federal, and possibly state, corporate taxes on its taxable income and gains.

Recent Market and Regulatory Events. In response to recent instability in U.S. and foreign economic and credit markets, the U.S. Government, foreign governments and certain domestic and foreign banks have taken steps designed to stabilize credit markets, increase consumer confidence and spur economic growth, including by injecting liquidity into the markets. The effect of these efforts is not yet known. Withdrawal of this support, or other policy changes by governments or central banks, could negatively affect the value and liquidity of certain securities. Adverse financial market conditions have resulted in calls for increased regulation and the need for many financial institutions to seek government assistance. The Dodd-Frank Act, was enacted, for example, in the U.S., reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, a reorganization of federal financial regulators; new rules for trading in derivatives; the registration and additional regulation of private fund managers; and new federal requirements for residential mortgage loans. Securities in which an Underlying Fund invests, or the issuers of such securities, may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways. The ultimate effect of the Dodd-Frank Act and any related or additional legislation or regulation is still unknown.
PERFORMANCE INFORMATION
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.